Employee benefits	12 Months Ended
Dec. 31, 2019
Employee benefits [abstract]
Employee benefits

Note 6    Employee benefits

6.1    Labor expenses

(in millions of euros)	Note	2019	2018	2017
Average number of employees (full-time equivalents) (1)		135,619	135,943	138,038
Wages and employee benefit expenses		(8,240)	(8,828)	(8,402)
o/w wages and salaries		(6,199)	(6,017)	(5,986)
o/w social security charges (2)		(2,079)	(2,068)	(2,121)
o/w French part-time for seniors plans	6.2	6	(773)	(310)
o/w capitalized costs (3)		848	842	839
o/w other labor expenses (4)		(816)	(812)	(824)
Employee profit sharing		(181)	(180)	(183)
Share-based compensation	6.3	(73)	(66)	11
Total in operating income		(8,494)	(9,074)	(8,574)
Net interest on the net defined liability in finance costs		(20)	(16)	(21)
Actuarial (gains)/losses in other comprehensive income		(109)	45	16

(1)	Of whom 36% were Orange SA's French civil servants (40% at December 31, 2018 and 45% at December 31, 2017).
(2)	Net of approximately 85 million euros for competitiveness and employment tax credit for 2018 in France (102 million euros as of December 31, 2017).
(3)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 8.4 and 8.5).
(4)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long term benefits (except French part-time for seniors plans).

6.2    Employee benefits

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Post-employment benefits (1)	1,105	989	1,005
Other long-term benefits	1,867	2,434	2,313
o/w French part-time for seniors plans	1,233	1,784	1,644
Provision for employment termination benefits	2	3	4
Other employee-related payables and payroll taxes due	1,782	1,715	1,710
Provision for social risks and litigation	59	74	90
Total	4,815	5,215	5,122
o/w non-current employee benefits	2,554	2,823	2,674
o/w current employee benefits	2,261	2,392	2,448

(1)	Does not include defined contribution plans.

The payments to be made in respect of post-employment benefits and other long-term benefits are presented below. These are estimated based on Group headcounts as of December 31, 2019, including rights acquired and not acquired at December 31, 2019, but for which it is assumed the rights will be acquired by the year 2040 approximately:

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2020	2021	2022	2023	2024	2025 and beyond
Post-employment benefits	60	56	51	45	54	2,595
Other long-term benefits (1)	515	389	307	250	145	87
o/w French part-time for seniors plans	425	318	240	197	91	20
Total	575	445	358	295	199	2,682

(1)	Provisions for Time Saving Account (CET) and long-term leave and long-term sick leave not included.

6.2.1  Types of post-employment benefits and other long-term benefits

In accordance with the laws and practices in force in the countries where it operates, the Group has obligations in terms of employee benefits:

–  with regard to retirement, the majority of employees are covered by defined contribution plans required by law or under national agreements. In France, civil servants employed by Orange SA are covered by the French government sponsored civil and military pension plan. Orange SA’s obligation under the plan is limited to the payment of annual contributions (French law No. 96-660 dated July 26, 1996). Consequently, Orange SA has no obligation to fund future deficits of the pension plans covering its own civil servant employees or any other civil service plans. Expenses recognized under the terms of defined contribution pension plans amounted to 724 million euros in 2019 (828 million euros in 2018 and 924 million euros in 2017);

–  the Group is committed to a limited number of annuity-based defined-benefit plans: notably the Equant plans in the United Kingdom for 330 million euros and a plan for senior management staff in France for 205 million euros. Plan assets were transferred to these plans in the United Kingdom and in France. A few years ago, these plans were closed to new subscribers and also closed in the United Kingdom with regard to the acquisition of rights;

–  the Group is also committed to capital-based defined benefit plans where, in accordance with the law or contractual agreements, employees are entitled to bonuses on retirement, depending on their years of service and end of career salary; this essentially relates to bonuses due upon retirement in France, particularly for employees under private-law contracts (838 million euros for Orange SA, equal to 84% of the capital-based plans) and for civil servants (33 million euros, equal to 3% of capital-based plans);

–  other post-employment benefits are also granted to retired employees: these are benefits other than defined-benefit and defined-contribution plans;

–  other long-term benefits may also be granted such as seniority awards, long-term compensated absences and French part-time for seniors plans (TPS) detailed below.

French part-time for seniors plans

The part-time for seniors plans are accessible to civil servants and employees under private contract from the French entities who are eligible for full retirement benefits within 3 to 5 years and who have at least 15 years service within the Group. Eligible employees are those who will retire no later than January 1, 2025.

These plans give employees the opportunity to work 50% or 60% of a full-time job whilst receiving:

–  a base salary between 65% and 80% of full-time employment;

–  the retirement entitlement benefits of full-time employment during the period in question (both the Company’s and the employee’s contributions);

–  a minimum salary level.

These plans last for a period of at least 18 months and no longer than five years.

The beneficiaries may decide to invest part of their base compensation (5%, 10% or 15%) in a Time Savings Account (CET), with an additional Group contribution. The CET allows for a reduction in the amount of time worked.

At December 31, 2019 31,500 employees had signed up for TPS, 22,200 of whom have already passed through it. The number of employees who are or will be participating in the French part-time for seniors plans and thus included in the provision, is estimated approximately at 14,200 employees.

6.2.2  Key assumptions used to calculate the amount of obligations

The assessment of post-employment benefits and other long-term benefits is based on retirement age calculated in accordance with the provisions applicable to each plan and the necessary conditions to ensure entitlement to a full pension, both of which are often subject to legislative changes.

The valuation of the obligation of the French part-time for seniors plans is sensitive to estimates of the potentially eligible population and to the sign-up rate for the plans (estimated at 70% on average), and the trade-offs that the beneficiaries will ultimately make between the different plans proposed.

The discount rates used for the euro zone (which accounts for 87% of Orange’s pension and other long-term employee benefit obligations) are as follows:

	December 31,		December 31,	December 31,
	2019		2018	2017
More than 10 years	0.70% to 0.90%		1.70% to 1.85%	1.55% to 1.65%
Less than 10 years	-0.33% to 0.70	%(1)	-0.20% to 1.30%	-0.25% to 1.65%

(1)	A -0.25% rate has been used to value the obligation regarding the French part-time for seniors plans (versus -0.05% as of December 31, 2018).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (2.95% used) up to 5%. In France, the revaluation of the annuity-based plan for senior management is based on the INSEE consumer price index (2% used).

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher “GVT” (acronym for Wage drift - Seniority - Job-skills). “Wage drift - Seniority - Job-skills” refers to annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out of grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)	Rate increase by 50 points	Rate decrease by 50 points
Discount rates (1)	(113)	124
	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans (2)	(42)	42

(1)	Includes 12 million euros for the French part-time for seniors plans (short term duration).
(2)	Sensitivity is performed on future entries in French part-time for seniors plans (TPS).

6.2.3  Commitments and plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
	plans	plans	Other	(TPS)	Other	2019	2018	2017
Total benefit obligations in the opening balance	502	833	68	1,784	650	3,837	3,727	4,009
Service cost	1	48	1	45	51	146	786	154
Net interest on the defined benefit liability	9	17	1	(1)	1	27	23	29
Actuarial losses/(gains) arising from changes of assumptions	32	122	(52)	(22)	2	82	(34)	67
o/w arising from change in discount rate	53	120	2	5	2	182	(38)	37
Actuarial losses/(gains) arising from experience	5	28	1	(29)	—	5	78	212
Benefits paid	(21)	(41)	(3)	(545)	(77)	(687)	(746)	(738)
Translation adjustment and other	15	(4)	1	1	7	20	3	(6)
Total benefit obligations in the closing balance (a)	543	1,003	17	1,233	634	3,430	3,837	3,727
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	543	19	—	—	—	562	507	523
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	—	984	17	1,233	634	2,868	3,330	3,204
Weighted average duration of the plans (in years)	13	14	18	2	5	9	6	6

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
	plans	plans	Other	(TPS)	Other	2019	2018	2017
Fair value of plan assets in the opening balance	414	(0)	—	—	—	414	409	395
Net interest on the defined benefit liability	8	(0)	—	—	—	8	7	7
(Gains)/Losses arising from experience	26	(0)	—	—	—	26	2	20
Employer contributions	16	—	—	—	—	16	16	18
Benefits paid by the fund	(19)	—	—	—	—	(19)	(17)	(22)
Translation adjustment and other	13	—	—	—	—	13	(3)	(9)
Fair value of plan assets in the closing balance (b)	458	(0)	—	—	—	458	414	409

Funded annuity-based plans represent 16 % of Group social commitments.

The funded annuity-based plans are primarily located in the United Kingdom (63%) and France (35%) and their assets are broken down as follows:

Employee benefits in the statement of financial position correspond to commitments less plan assets. These have not been subject to asset ceiling adjustment for the periods presented.

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
	plans	plans	Other	(TPS)	Other	2019	2018	2017
Employee benefits in the opening balance	88	833	68	1,784	650	3,423	3,318	3,614
Net expense for the period	2	65	2	(7)	55	117	889	452
Employer contributions	(16)	—	—	—	—	(16)	(16)	(18)
Benefits directly paid by the employer	(2)	(41)	(3)	(545)	(77)	(668)	(729)	(716)
Actuarial (gains)/losses generated during the year	11	149	(51)	—	—	109	(45)	(16)
Translation adjustment and other	2	(3)	1	1	6	7	6	2
Employee benefits in the closing balance - Net unfunded status (a) - (b)	85	1,003	17	1,233	634	2,972	3,423	3,318
o/w non-current	62	966	16	808	545	2,397	2,722	2,600
o/w current	23	37	1	425	89	575	701	718

The following table discloses the net expense:

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
	plans	plans	Other	(TPS)	Other	2019	2018	2017
Service cost	(1)	(48)	(1)	(45)	(51)	(146)	(786)	(154)
Net interest on the net defined benefit liability	(1)	(17)	(1)	1	(1)	(19)	(16)	(21)
Actuarial gains/(losses)	—	—	—	51	(3)	48	(87)	(277)
Total	(2)	(65)	(2)	7	(55)	(117)	(889)	(452)
o/w expenses in operating income	(1)	(48)	(1)	6	(54)	(98)	(873)	(431)
o/w net interest on the net defined liability in finance cost	(1)	(17)	(1)	1	(1)	(19)	(16)	(21)

Accounting policies

Post-employment benefits are granted through:

–  defined contribution plans: the contributions, paid to independent institutions which are in charge of the administrative and financial management thereof, are recognized in the fiscal year during which the services are rendered ;

–  defined-benefit plans: the sum of future obligations under these plans are based on actuarial assumptions using the projected unit credit method:

–  their calculation is based on demographic (employee turnover, mortality, gender parity, etc.) and financial assumptions (salary increases, rate of inflation, etc.) defined at the level of each entity concerned;

–  the discount rate is defined by country or geographical area and by reference to market yields on high quality corporate bonds (or government bonds where no active market exists). Its computation is based on external indices commonly used as reference for the Eurozone;

–  actuarial gains and losses on post-employment benefits are fully recorded in other comprehensive income;

–  the Group’s defined benefit plans are generally not financed. In the rare cases where they are, hedging plan assets are set up by employer and employee contributions which are managed by separate legal entities whose investments are subject to fluctuations in the financial markets. These entities are generally administrated by joint committees comprising representatives of the Group and of the beneficiaries. Each committee adopts its own investment strategy which is designed to strike the optimum strategies to match assets and liabilities, based on specific studies performed by external experts. It is generally carried out by fund managers selected by the committees and depends on the market opportunities. Assets are measured at fair value, determined by reference to quoted prices, since they are mostly invested in listed securities (primarily shares and bonds) and the use of other asset categories is limited.

Other long-term benefits may be granted such as seniority awards, long-term compensated absences and French part-time for seniors plan (TPS) agreements. The calculation of the related commitments is based on actuarial assumptions (including demographic, financial and discounting assumptions) similar to those relating to post-employment benefits. The relevant actuarial gains and losses are recognized in profit or loss when they arise.

Termination benefits are subject to provisions (up to the related obligation). For all commitments where termination of employment contracts would trigger payment of an indemnity, actuarial gains and losses are recognized in profit or loss for the period when modifications take place.

6.3    Share-based payment

Orange Vision 2020 free share award plan

2017 - 2019 free share award (FSA) plan

On October 25, 2017 the Board of Directors approved the implementation of a free share award plan for employees of 9.2 million units, of which a maximum estimated at 9.1 million would be issued in the form of shares. This plan has been granted to some 144,000 employees working in 87 countries. In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan will receive a cash value based on the exchange-traded price of Orange stock on March 31, 2020.

Vesting occurred at December 31, 2019 and the awarding of shares on March 31, 2020, the shares being subject to:

–  a condition of employment from September 1, 2017 to December 31, 2019; and

–  internal performance conditions, specifically the adjusted EBITDA including banking activities (50%) and the organic cash-flow from telecom activities (50%) as defined by the plan.

Each of these indicators will be compared to the budget approved by the Board of Directors for each of the three years. If the performance conditions were not met, each employee meeting the employment condition would nonetheless be awarded half of the shares initially planned.

Performance is assessed for the years 2017, 2018 and 2019 in relation to the budget for each of these three years, as approved in advance by the Board of Directors. As such, satisfaction of each performance condition is recorded year on year and entitlement to final allocation is a percentage based on the sum of performances assessed over the course of the vesting period. The definitive number of shares allocated will be announced on March 31, 2020, following confirmation by the Board of Directors of achievement or non-achievement of the performance conditions of the past year.

Long Term Incentive Plan (LTIP) 2017 - 2019

In addition to the free share award plan, the Board of Directors’ Meeting on July 26, 2017 approved the implementation of a free share award plan (Long Term Incentive Plan or LTIP) reserved for the Executive Committee, Corporate Officers, executives and leaders involving 1.6 million free shares units. This plan was granted to approximately 1,200 employees. In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the International Plan will receive an amount in cash equal to the price of Orange stock on March 31, 2020.

Vesting occurred at December 31, 2019, and the awarding of shares on March 31, 2020, the shares being subject to:

–  a condition of continued employment from January 1, 2017 with respect to corporate officers and members of the Executive Committee and from July 15, 2017, with respect to the qualifying senior executives, until December 31, 2019;

–  performance conditions, internal and external respectively, namely the organic cash flow from telecom activities (50%) as defined in the plan, assessed annually in comparison with the budget, and the Total Shareholder Return (TSR) (50%). TSR performance is measured by comparing the change between January 1, 2017 and December 31, 2019 in Orange’s TSR based on the relative performance of the total return to an Orange shareholder over the three years with the change in TSR calculated on the average values of the Stoxx Europe 600 Telecommunications reference index or any other index having the same purpose and therefore a substitute for the duration of the Plan.

Valuation assumptions:

	Free share award	Long Term
	plan	Incentive Plan
Measurement date	October 26, 2017	July 26, 2017
Vesting date	December 31, 2019	December 31, 2019
Price of underlying instrument at measurement date	13.74 euros	14.33 euros
Price of underlying instrument at closing date	13.12 euros	13.12 euros
Expected dividends (% of the share price)	4.5%	4.5%
Risk free yield	(0.45)%	(0.32)%
Fair value per share of benefit granted to employees	12.45 euros	9.55 euros
o/w fair value of internal performance condition	12.45 euros	12.81 euros
o/w fair value of external performance condition	—	6.29 euros

Accounting effect

For the portion of the free share award plan issued in the form of shares, fair value has been determined based on the market price of Orange shares on the date of allocation and the expected dividends discounted until December 31, 2019. For the portion of the LTIP plan issued in the form of shares, fair value also takes into account the likelihood of achievement of the market performance conditions, determined using the Monte Carlo method. For the portion of the plans issued in cash, as of December 31, 2019, fair value has been determined based on the market price of Orange shares on the closing date.

All the performance criteria were met with the exception of the criteria relating to 2018 organic cash flow.

The total charge of the plan amounted to 131 million euros (including social security contributions), including 14 million euros recorded in 2017, 57 million euros in 2018 and 59 million euros in 2019 with corresponding entries in equity of 44 million euros and social debt of 15 million euros.

The social security contributions for the French entities will be due upon delivery of the shares in 2020.

Long Term Incentive Plan (LTIP) 2018 - 2020

The Board of Directors’ Meeting on July 25, 2018 approved the implementation of a free share award plan (Long Term Incentive Plan or LTIP) reserved for the Executive Committee, Corporate Officers, executives and leaders involving 1.7 million free shares units. This plan was granted to approximately 1,200 employees. In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the International Plan will receive an amount in cash equal to the price of Orange stock on March 31, 2021.

Vesting will occur at December 31, 2020, and the awarding of shares on March 31, 2021, the shares being subject to:

–  a condition of continued employment from January 1, 2018 until December 31, 2020;

–  performance conditions, internal and external respectively, namely the organic cash flow from telecom activities (50%) as defined in the plan, assessed annually in comparison with the budget, and the Total Shareholder Return (TSR) (50%). TSR performance is assessed by comparing, between January 1, 2018 and December 31, 2020, the evolution of Orange's TSR based on its total shareholder return performance over the three fiscal years, and the evolution of its TSR based on the average values of the "Stoxx Europe 600 Telecommunications" index or any other similar index that may replace it during the lifetime of the Plan.

Valuation assumptions

Long Term
Incentive Plan
Measurement date	July 25, 2018
Vesting date	December 31, 2020
Price of underlying instrument at measurement date	13.98 euros
Price of underlying instrument at closing date	13.12 euros
Expected dividends (% of the share price)	5.0%
Risk free yield	(0.33)%
Fair value per share of benefit granted to employees	11.23 euros
o/w fair value of internal performance condition	11.94 euros
o/w fair value of external performance condition	10.51 euros

For the portion of the plan issued in the form of shares, fair value has been determined based on the market price of Orange shares on the date of allocation and the expected dividends discounted until December 31, 2019. For the portion of the LTIP plan issued in the form of shares, fair value also takes into account the likelihood of achievement of the market performance conditions, determined using the Monte Carlo method. For the portion of the plan issued in cash, as of December 31, 2019, fair value has been determined based on the market price of Orange shares on the closing date.

Accounting effect

In 2018, the performance criterion based on organic cash flow was not met, a charge of 3 million euros (including social security contributions) was recorded for the period concerned (based on the dates of the Board of Directors’ meetings that approved the plans), with corresponding entries in equity of 2 million euros and in social debt of 1 million euros.

In 2019, all performance criteria were met, a charge of 7 million euros (including social security contributions) was recorded, with corresponding entries in equity of 6 million euros and social debt of 1 million euros.

The social security contributions for the French entities will be due upon delivery of the shares in 2021.

Long Term Incentive Plan (LTIP) 2019 - 2021

The Board of Directors’ Meeting on July 24, 2019 approved the implementation of a free share award plan (Long Term Incentive Plan or LTIP) reserved for the Executive Committee, Corporate Officers, executives and leaders involving 1.7 million free shares units. This plan was granted to approximately 1,200 employees. In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the International Plan will receive an amount in cash equal to the price of Orange stock on March 31, 2022.

Vesting will occur at December 31, 2021, and the awarding of shares on March 31, 2022, the shares being subject to:

−  a condition of continued employment from January 1, 2019, until December 31, 2021;

−  performance conditions, internal and external respectively, namely the organic cash flow from telecom activities (50%) as defined in the plan, assessed annually in comparison with the budget, and the Total Shareholder Return (TSR) (50%). TSR performance is assessed by comparing, between January 1, 2019 and December 31, 2021, the evolution of Orange’s TSR based on its total shareholder return performance over the three fiscal years, and the evolution of its TSR based on the average values of the “Stoxx Europe 600 Telecommunications” index or any other similar index that may replace it during the lifetime of the Plan.

Valuation assumptions

Long Term
Incentive Plan
Measurement date	July 24, 2019
Vesting date	December 31, 2021
Price of underlying instrument at measurement date	13.16 euros
Price of underlying instrument at closing date	13.12 euros
Expected dividends (% of the share price)	5.3%
Risk free yield	(0.70)%
Fair value per share of benefit granted to employees	7.80 euros
o/w fair value of internal performance condition	11.10 euros
o/w fair value of external performance condition	4.50 euros

For the portion of the plan issued in the form of shares, fair value has been determined based on the market price of Orange shares on the date of allocation and the expected dividends discounted until December 31, 2019. For the portion of the LTIP plan issued in the form of shares, fair value also takes into account the likelihood of achievement of the market performance conditions, determined using the Monte Carlo method. For the portion of the plan issued in cash, as of December 31, 2019, fair value has been determined based on the market price of Orange shares on the closing date.

Accounting effect

In 2019, all the performance criteria were met, a charge of 3 million euros (including social security contributions) was recorded for the period concerned (based on the dates of the Board of Directors’ Meetings that approved the plans), with corresponding entries in equity of 2 million euros and in social debt of 1 million euros.

The social security contributions for the French entities will be due upon delivery of the shares in 2022.

Other plans

All stock option plans granted by the various Group entities reached maturity in 2017. No options had been exercised in 2017.

Accounting policies

Employee share-based compensation: the fair value of stock options and bonus shares is determined by reference to the exercise price, the life of the option, the current price of the underlying shares at the grant date, the expected share price volatility, expected dividends, and the risk-free interest rate over the option’s life. Vesting conditions other than market conditions are not part of the fair value assessment, but are part of the grant assumptions (employee turnover, probability of achieving performance criteria).

The determined amount is recognized in labor expenses on a straight-line basis over the vesting period, with as counterparty:

–  employee benefit liabilities for cash-settled plans, re-measured against profit or loss at each year-end; and

–  equity for equity-settled plans.

6.4    Executive compensation

The following table shows the compensation booked by Orange SA and its controlled companies to persons who were members of Orange SA’s Board of Directors or Executive Committee at any time during the year or at the end of the year.

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Short-term benefits excluding employer social security contributions (1)	(13.5)	(14.7)	(12.9)
Short-term benefits: employer’s social security contributions	(4.2)	(4.6)	(4.1)
Post-employment benefits (2)	(0.1)	(0.4)	(1.2)
Share-based compensation (3)	(2.0)	(1.2)	(0.4)

(1)	Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan (LTIP) in 2017 and 2018.
(2)	Service cost.
(3)	Includes employee shareholding plans and shares settled Long Term Incentive Plan (LTIP).

The total amount of retirement benefits (contractual retirement bonuses and defined-benefit supplementary pension plan) provided in respect of persons who were members of the Board of Directors or Executive Committee at the end of the year was 6.1 million euros (5.7 million euros in 2018 and 19.6 million euros in 2017).

Executive Committee members’ contracts include a clause providing for a contractual termination settlement not exceeding 15 months of their total gross annual compensation (including the contractual termination benefit). Stéphane Richard, Chairman and Chief Executive Officer, has no employment contract, and the employment contracts of Deputy CEOs were suspended on the date of their appointment as corporate officers. These employment contracts may be reinstated at the end of their terms of office, with recovery of rights.

Orange has not acquired any other goods or services from persons who are or were at any time during the year or at the end of the fiscal year, members of the Board of Directors or Executive Committee of Orange SA (or any parties related thereto).